Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Schwab Fundamental US Large Company Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			18.15%	15.29%		10.85%
Schwab Fundamental US Large Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.61%	14.21%		9.52%
Schwab Fundamental US Large Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.10%	12.13%		8.50%
Schwab Fundamental US Small Company Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			20.14%	12.60%		8.54%
Schwab Fundamental US Small Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.68%	11.22%		6.97%
Schwab Fundamental US Small Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.14%	9.86%		6.46%
Schwab Fundamental International Large Company Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			19.92%	9.26%		4.80%
Schwab Fundamental International Large Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.19%	8.64%		4.20%
Schwab Fundamental International Large Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.62%	7.44%		3.84%
Schwab Fundamental International Small Company Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.83%	6.64%		4.71%
Schwab Fundamental International Small Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.16%	5.85%		3.95%
Schwab Fundamental International Small Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.53%	5.29%		3.73%
Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.89%	5.09%		3.21%
Schwab Fundamental Emerging Markets Large Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.48%	4.11%		2.52%
Schwab Fundamental Emerging Markets Large Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.66%	3.99%		2.56%
Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.13%	1.22%	2.92%
Performance Inception Date		Oct. 22, 2014
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.96%	0.18%	1.68%
Schwab Fundamental Global Real Estate Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.76%	0.74%	1.93%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent			26.53%	15.52%		11.80%
RAFI Fundamental High Liquidity US Large Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]
Russell RAFI US Large Company Index
Prospectus [Line Items]
Average Annual Return, Percent			18.37%	15.55%		11.14%
Fundamental US Large Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.37%	15.55%		11.14%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
RAFI Fundamental High Liquidity US Small Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]
Russell RAFI US Small Company Index
Prospectus [Line Items]
Average Annual Return, Percent			20.33%	12.79%		8.76%
Fundamental US Small Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		20.33%	12.79%		8.76%
MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		18.24%	8.16%		4.28%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]
Russell RAFI Developed ex US Large Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		20.29%	9.40%		4.98%
Fundamental Developed ex US Large Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[5],[7]		20.29%	9.40%		4.98%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]
Russell RAFI Developed ex US Small Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		15.37%	7.00%		5.09%
Fundamental Developed ex US Small Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		15.37%	7.00%		5.09%
MSCI Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		9.83%	3.69%		2.66%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]
Russell RAFI Emerging Markets Large Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		15.90%	5.59%		3.86%
Fundamental Emerging Markets Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[11],[13]		15.90%	5.59%		3.86%
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]	8.54%	22.20%	11.72%
RAFI Fundamental High Liquidity Global Real Estate Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16]
Russell RAFI Global Select Real Estate Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	2.59%	3.85%	0.83%
Fundamental Global Real Estate Spliced Index
Prospectus [Line Items]
Average Annual Return, Percent	[15],[17]	2.59%	3.85%	0.83%

[1]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[2]	The Fundamental US Large Spliced Index is an internally calculated index comprised of the FTSE RAFI US 1000 Index from the inception of the fund until the close of business on October 18, 2012, the Russell RAFI US Large Company Index from October 19, 2012 until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024 forward.
[3]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[4]	The Fundamental US Small Spliced Index is an internally calculated index comprised of the FTSE RAFI U.S. Mid Small 1500 Index from the inception of the fund until the close of business on October 18, 2012, the Russell RAFI US Small Company Index from October 19, 2012 until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024 forward.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[6]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[7]	The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the FTSE RAFI Developed ex-US 1000 Index from the inception of the fund until the close of business on October 18, 2012, the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012 until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024 forward.
[8]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[9]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[10]	The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the FTSE RAFI Developed ex U.S. Mid Small 1500 Index from the inception of the fund until the close of business on October 18, 2012, the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012 until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024 forward.
[11]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[12]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[13]	The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the FTSE RAFI Emerging Index from the inception of the fund until the close of business on October 18, 2012, the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012 until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024 forward.
[14]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI Global Select Real Estate Index (Net) to the MSCI ACWI Index (Net).
[15]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[16]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is therefore based on the fund’s investment strategy to track the previous index.
[17]	The Fundamental Global Real Estate Spliced Index is an internally calculated index comprised of the Russell RAFI Global Select Real Estate Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Global Real Estate Index (Net) from June 22, 2024 forward.